Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Common stock available for granting stock options and other long-term stock incentive awards	10,718,100
Total unrecognized compensation expense	$ 15	$ 33	$ 45
Remaining weighted average vesting period in years	2 years	3 years	3 years
Total market value (at the vesting date) of stock award shares	27	28	22
Stock awards granted subsequent to January 1, 2010 have a vesting period, in years	five
Grant and expire date	No later than 10 years
Stock option shares forfeited	6,000,000	3,000,000	4,000,000
Compensation expense recognized over the vesting period	5 years	5 years	6 years
Stock award shares granted	1,000,000	2,000,000	3,000,000
Phantom Stock Awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Expense (income) related to valuation	7	2	2
Stock award shares granted	162,310	349,550	299,650
Fair value of stock appreciation rights granted	2	4	4
Cash paid to settle phantom stock awards	3	2	1
Stock Appreciation Rights [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Expense (income) related to valuation	4	(1)	1
Stock award shares granted			429,300
Fair value of stock appreciation rights granted			2
Stock Option [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option shares granted	1,080,750
Grant date exercise price per share	$ 12
Stock option shares forfeited	5,894,710
Compensation Expense [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Compensation expense recognized over the vesting period	5 years
Minimum [Member] | Phantom Stock Awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Compensation expense recognized over the vesting period	5 years
Maximum [Member] | Phantom Stock Awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Compensation expense recognized over the vesting period	10 years
Unvested Awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation expense	$ 72	$ 107	$ 127
Remaining weighted average vesting period in years	4 years	4 years	5 years